CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	[1]
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net revenues	¥ 2,748,576	$ 376,553	¥ 1,586,397	¥ 5,332,779
Cost of revenues	(1,718,006)	(235,366)	(856,329)	(2,974,981)
Excise tax on products	(304,053)	(41,655)	(342,354)	(52,668)
Gross profit	726,517	99,532	387,714	2,305,130
Operating expenses:
Selling expenses	(229,466)	(31,437)	(213,723)	(347,798)
General and administrative expenses	(515,887)	(70,676)	(498,015)	(576,811)
Research and development expenses	(88,309)	(12,098)	(172,686)	(317,110)
Total operating expenses	(833,662)	(114,211)	(884,424)	(1,241,719)
Income/(loss) from operations	(107,145)	(14,679)	(496,710)	1,063,411
Other income:
Interest income, net	616,388	84,445	627,879	180,729
Investment income	49,636	6,800	245,700	136,531
Others, net	99,924	13,690	214,874	399,641
Income before income tax	658,803	90,256	591,743	1,780,312
Income tax expense	(94,459)	(12,941)	(50,755)	(371,580)
Net income	564,344	77,315	540,988	1,408,732	[2]
Less: net (loss) / income attributable to noncontrolling interests	12,507	1,713	6,660	(32,487)
Net income attributable to RLX Technology Inc.	551,837	75,602	534,328	1,441,219
Other comprehensive income:
Foreign currency translation adjustments	143,811	19,702	198,534	937,428
Unrealized (loss)/income on investment securities	(2,167)	(297)	632	(5,425)
Total other comprehensive income	141,644	19,405	199,166	932,003
Total comprehensive income	705,988	96,720	740,154	2,340,735
Less: total comprehensive (loss)/ income attributable to noncontrolling interests	12,520	1,713	6,660	(32,487)
Total comprehensive income attributable to RLX Technology Inc.	¥ 693,468	$ 95,007	¥ 733,494	¥ 2,373,222
Net income per ordinary share
-Basic | (per share)	¥ 0.448	$ 0.061	¥ 0.407	¥ 1.092
-Diluted | (per share)	¥ 0.428	$ 0.059	¥ 0.399	¥ 1.085
Weighted average number of ordinary shares
-Basic	1,232,148,531	1,232,148,531	1,311,401,901	1,319,732,802
-Diluted	1,288,911,783	1,288,911,783	1,340,445,653	1,328,144,092

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income in prior year. Refer to Note 1 (e) for detailed information.
[2]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior year. Refer to Note 1 (e) for detailed information.